Net fee income	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Net fee income

2	Net fee income

	Half-year to
	30 Jun	30 Jun	31 Dec
	2021	2020	2020
	$m	$m	$m
Net fee income by product
Funds under management	1,304	1,113	1,176
Cards	1,035	954	995
Broking income	895	743	796
Credit facilities	827	726	733
Account services	714	649	644
Unit trusts	603	455	444
Underwriting	576	552	463
Global custody	500	446	488
Remittances	361	325	352
Imports/exports	300	288	289
Insurance agency commission	176	171	154
Other	1,167	1,058	1,037
Fee income	8,458	7,480	7,571
Less: fee expense	(1,784)	(1,554)	(1,623)
Net fee income	6,674	5,926	5,948
Net fee income by global business
Wealth and Personal Banking	3,042	2,691	2,717
Commercial Banking	1,786	1,630	1,595
Global Banking and Markets	1,857	1,608	1,659
Corporate Centre	(11)	(3)	(23)